Business acquisition	12 Months Ended
Dec. 31, 2021
Business acquisition
Business acquisition

4. Business acquisition

Travel agencies

During the year ended December 31, 2019, the Group acquired 51% and 63.51% of controlling equity interests in an offline travel agency and an online travel agency, respectively. The Group expanded its tours market and improved its capability of direct procurement of travel related products by means of these acquisitions. The total purchase price of RMB59,981 including cash consideration of RMB52,640 and an accrual in the amount of RMB7,341 representing the fair value of contingent consideration to be made based on the achievement of profit target over the next four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumptions included probabilities assigned to each scenario and the discount rate. During the year ended December 31, 2019, the Group made an upward adjustment of the fair value of the contingent consideration by RMB2,265 based on the reassessment of achievement of profit target. The contingent consideration is due in installments annually over the next four years. During the year ended December 31, 2020, the Group paid RMB1,776 of the contingent consideration, and made a downward adjustment of the fair value of the contingent consideration by RMB3,715 based on the reassessment of achievement of profit target. During the year ended December 31, 2021, the Group made a downward adjustment of the fair value of the contingent consideration by RMB2,255 based on the reassessment of achievement of profit target. As of December 31, 2021, the carrying value of total unpaid contingent consideration was RMB1,860, which is expected to be in 2022.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed :

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB18.9 million)	37,712
Including:
Customer Relationship	16,889	5.75-11.2 years
Technology	9,230	5.5 years
Goodwill	72,598
Deferred tax liability	(6,530)
Noncontrolling interests	(43,799)
Total consideration	59,981

During the year ended December 31, 2018, the Group acquired 80% of controlling equity interests of an online travel agency to expand Tuniu’s overseas business network and further enhance the Company’s competitive position. The total purchase price of RMB20,234 including cash consideration of RMB9,852 and an accrual in the amount of RMB10,382 representing the fair value of contingent consideration to be made based on the achievement of profit target over the next four years. The fair value of the contingent consideration was estimated using a probability-weighted scenario analysis method. Key assumptions included probabilities assigned to each scenario and the discount rate. The Group recognized a goodwill of RMB10,565 for this transactions. During the year ended December 31, 2019, the Group paid RMB3,800 of the contingent consideration, and made an downward adjustment of the fair value of the contingent consideration by RMB2,311 based on the reassessment of achievement of profit target. During the year ended December 31, 2020, the Group made another downward adjustment of the fair value of the contingent consideration by RMB1,736 based on the reassessment of achievement of profit target. During the year ended December 31, 2021, the Group made another downward adjustment of the fair value of the contingent consideration by RMB1,342 based on the reassessment of achievement of profit target. As of December 31, 2021, the carrying value of total unpaid contingent consideration was RMB1,193, which is expected to be paid in 2022.

Before 2018, the Group made several acquisitions in offline travel agencies and recognized goodwill of RMB147,639 accordingly. As of December 31, 2021, the Group has unpaid contingent consideration of RMB4,100 resulting from these acquisitions, which amount is expected to be paid in 2022.

Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the Group’s consolidated income statements, either individually or in aggregate.